Income Taxes (Details) - Schedule of Loss Before Income Taxes - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income Taxes (Details) - Schedule of Loss Before Income Taxes [Line Items]
loss before income taxes total	$ (4,853,300)	$ (803,056)
HK [Member]
Income Taxes (Details) - Schedule of Loss Before Income Taxes [Line Items]
loss before income taxes total	7,444,203	6,679,431
U.S. [Member]
Income Taxes (Details) - Schedule of Loss Before Income Taxes [Line Items]
loss before income taxes total	$ (12,297,503)	$ (7,482,487)